Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.4%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 0.79% (A), 04/25/2034	$ 50,046	$ 50,067
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 0.87% (A), 06/25/2034	144,778	140,016
Aurium CLO II DAC
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 1,900,000	2,225,644
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 1.00% (A), 04/16/2026 (B)	$ 37,968	37,877
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 1,900,000	2,221,007
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 0.82% (A), 03/25/2035	$ 867,237	867,090
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 0.60% (A), 12/25/2035	3,182,773	3,179,631
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 0.83% (A), 02/25/2036	663,670	662,713
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.41% (A), 12/25/2036	2,699,220	2,139,652
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 0.28% (A), 04/25/2031	96,457	159,725
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.83% (A), 10/25/2032	2,940	2,898
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 0.24% (A), 01/25/2037	311,680	114,356
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 1.10% (A), 10/25/2027 (B)	1,875,453	1,859,796
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.12% (A), 10/25/2034	1,542,129	1,497,346
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.42% (A), 10/25/2037 (B)	661,768	697,500

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.54% (A), 10/25/2046	$ 452,667	$ 447,732
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 0.57% (A), 06/25/2036	400,000	385,964
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	1,572,106	1,589,862
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 1.42% (A), 01/16/2026 (B)	89,165	88,996
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 0.63% (A), 05/25/2036	1,500,000	1,448,750
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.31% (A), 02/25/2037	777,572	711,367
Denali Capital CLO X LLC
Series 2013-1A, Class A1LR,
3-Month LIBOR + 1.05%, 1.29% (A), 10/26/2027 (B)	1,159,981	1,149,605
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 1.17% (A), 04/20/2028 (B)	1,764,622	1,751,553
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.18% (A), 10/15/2027 (B)	1,437,604	1,427,314
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	2,000,000	2,051,523
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 1.10% (A), 10/25/2034	1,383,804	1,342,172
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.12% (A), 01/16/2026 (B)	661,775	658,714
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.77% (A), 11/25/2032	1,026	895
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.39% (A), 04/25/2037	411,350	342,989
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 1.12% (A), 01/17/2028 (B)	1,761,466	1,736,481
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 0.43% (A), 03/25/2037	3,500,000	3,393,767

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.17% (A), 01/14/2028 (B)	$ 1,120,214	$ 1,110,693
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.30% (A), 05/15/2028 (B)	1,431,155	1,416,958
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 1.74% (A), 08/20/2024 (B)	1,322,757	1,348,013
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 0.50% (A), 04/25/2037	1,540,389	945,755
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	120,234	94,371
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	175,925	110,937
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 1.47% (A), 04/18/2025 (B)	197,309	196,630
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.08% (A), 10/15/2026 (B)	974,053	966,670
Navient Private Education Refinance Loan Trust
Series 2018-CA, Class A1,
3.01%, 06/16/2042 (B)	67,376	67,449
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 0.35% (A), 05/25/2036	52,186	47,374
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 1.13% (A), 07/15/2027 (B)	963,059	953,492
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 0.48% (A), 04/25/2037	3,945,993	2,674,238
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 0.97% (A), 07/25/2035	462,137	451,939
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 0.56% (A), 02/25/2036	353,209	347,217
Santander Drive Auto Receivables Trust
Series 2020-2, Class A2A,
0.62%, 05/15/2023	1,200,000	1,200,638

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 0.23% (A), 12/25/2036	$ 60,537	$ 17,978
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 0.36% (A), 01/25/2027	695,913	687,567
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	86,940	87,087
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 1.16% (A), 01/20/2028 (B)	805,049	798,957
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 1.00% (A), 05/25/2035	1,768,319	1,727,335
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 0.44% (A), 03/25/2036	786,932	707,956
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 1.42% (A), 01/17/2026 (B)	299,961	298,930
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 1.44% (A), 01/17/2026 (B)	299,961	300,038
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 1.22% (A), 04/17/2028 (B)	1,783,888	1,766,821
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 1.38% (A), 10/20/2028 (B)	2,300,000	2,274,169
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	2,673	2,782
Series 2004-20C, Class 1,
4.34%, 03/01/2024	25,136	26,095
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 1.17% (A), 02/28/2026 (B)	1,157,939	1,146,143

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 0.65% (A), 12/25/2035	$ 5,684,655	$ 5,641,523
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 1.20% (A), 04/17/2027 (B)	592,348	587,560

Total Asset-Backed Securities (Cost $56,792,286)		62,386,317

CORPORATE DEBT SECURITIES - 43.4%
Aerospace & Defense - 0.2%
Textron, Inc.
3-Month LIBOR + 0.55%, 1.00% (A), 11/10/2020	1,500,000	1,500,052

Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,147,755	992,808

Automobiles - 0.3%
BMW Finance NV
2.25%, 08/12/2022 (B)	1,700,000	1,752,193

Banks - 9.3%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	2,072,636
Bank of America Corp.
3-Month LIBOR + 0.79%, 1.12% (A), 03/05/2024, MTN	1,000,000	1,003,800
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.23% (A), 07/20/2023 (B)	2,200,000	2,218,092
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,286,475
10.18%, 06/12/2021 (B)	1,840,000	1,976,272
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (C)	GBP 600,000	801,716
3.68%, 01/10/2023	$ 1,100,000	1,142,448
BBVA USA
3-Month LIBOR + 0.73%, 1.04% (A), 06/11/2021	1,800,000	1,798,927
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.78% (A), 09/01/2023	500,000	507,817
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (D)	1,800,000	1,913,713
Discover Bank
4.20%, 08/08/2023	1,800,000	1,983,473
ING Groep NV
4.10%, 10/02/2023	2,100,000	2,315,628
JPMorgan Chase & Co.
3-Month LIBOR + 0.90%, 1.14% (A), 04/25/2023	1,700,000	1,713,500
Fixed until 06/01/2027, 2.18% (A), 06/01/2028	1,800,000	1,889,942
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,961,724

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
4.00%, 03/07/2025, MTN	AUD 2,000,000	$ 1,553,384
3-Month EURIBOR + 5.29%, 4.95% (A), 06/27/2025 (C) (E)	EUR 500,000	574,987
Fixed until 06/27/2023 (E), 7.63% (A) (C)	GBP 700,000	946,080
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,711,702
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	1,500,000	1,546,499
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,280,296
Natwest Group PLC
Fixed until 08/10/2020 (E), 7.50% (A)	1,800,000	1,799,928
Fixed until 08/15/2021 (E), 8.63% (A)	800,000	835,832
NatWest Markets PLC
0.63%, 03/02/2022, MTN (C)	EUR 1,700,000	2,008,844
Santander PLC
3.75%, 11/15/2021	$ 2,200,000	2,289,935
Societe Generale SA
4.25%, 09/14/2023 (B)	1,800,000	1,957,281
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,726,362
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,803,722
Virgin Money UK PLC
Fixed until 09/25/2025, 4.00% (A), 09/25/2026, MTN (C)	GBP 100,000	133,836
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028, MTN	$ 1,800,000	1,885,681
2.63%, 07/22/2022, MTN	2,300,000	2,392,614

		56,033,146

Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 06/01/2060	1,500,000	1,924,410
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,333,259
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,644,212

		4,901,881

Capital Markets - 3.5%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.56% (A), 06/12/2024 (B)	1,800,000	1,805,569
Fixed until 12/18/2024 (E), 6.25% (A) (B)	400,000	426,000
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,413,446
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,896,722
Deutsche Bank AG
3-Month EURIBOR + 0.50%, 0.15% (A), 12/07/2020, MTN (C)	EUR 1,400,000	1,647,993
3.95%, 02/27/2023	$ 1,900,000	1,999,535
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,715,306
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 1.56% (A), 05/15/2026	1,600,000	1,601,808
Nomura Holdings, Inc.
2.68%, 07/16/2030	1,200,000	1,242,676
UBS AG
7.63%, 08/17/2022	600,000	671,928
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,526,744

		20,947,727

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.4%
Syngenta Finance NV
3.93%, 04/23/2021 (B)	$ 1,200,000	$ 1,212,034
5.18%, 04/24/2028 (B)	1,300,000	1,411,896

		2,623,930

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	353,478	307,526
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (F)	1,956,750	185,304
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 08/31/2020 (B) (E)	266,175	266

		493,096

Consumer Finance - 3.8%
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,725,469
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,171,100
3.35%, 05/04/2021 (B)	1,600,000	1,628,630
3.40%, 02/22/2022 (B)	2,200,000	2,278,487
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 1.23% (A), 09/24/2020, MTN	2,600,000	2,580,500
3-Month LIBOR + 1.24%, 1.63% (A), 02/15/2023	1,200,000	1,116,085
1.74%, 07/19/2024, MTN	EUR 1,500,000	1,663,695
5.88%, 08/02/2021	$ 900,000	923,625
General Motors Financial Co., Inc.
3-Month LIBOR + 0.54%, 1.04% (A), 11/06/2020	1,300,000	1,297,889
2.45%, 11/06/2020	1,900,000	1,907,203
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B)	1,700,000	1,724,972
Navient Corp.
5.00%, 10/26/2020	900,000	906,849
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.69%, 1.00% (A), 09/28/2022 (B)	300,000	285,708
2.60%, 09/28/2022 (B)	500,000	496,650
OneMain Finance Corp.
7.75%, 10/01/2021	200,000	211,000
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.77%, 1.20% (A), 11/13/2020 (B)	1,900,000	1,900,366

		22,818,228

Diversified Financial Services - 1.6%
BGC Partners, Inc.
5.38%, 07/24/2023	1,500,000	1,558,532
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	1,800,000	1,897,297
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,619,638
4.13%, 07/15/2023 (B)	1,800,000	1,888,676
Tayarra, Ltd.
3.63%, 02/15/2022	1,440,329	1,471,188
Washington Prime Group, LP
6.45%, 08/15/2024 (G)	3,800,000	1,482,000

		9,917,331

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.50% (A), 06/12/2024	$ 1,800,000	$ 1,826,564
2.25%, 02/01/2032 (H)	1,500,000	1,536,514
2.75%, 06/01/2031	1,800,000	1,927,121
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	1,800,000	1,885,671
Verizon Communications, Inc.
3.38%, 02/15/2025	4,590,000	5,153,851

		12,329,721

Electric Utilities - 3.0%
Enel Finance International NV
2.65%, 09/10/2024 (B)	1,800,000	1,893,472
Evergy, Inc.
2.45%, 09/15/2024	1,600,000	1,710,553
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,535,549
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.72%, 1.08% (A), 02/25/2022 (G)	1,800,000	1,815,108
1.95%, 09/01/2022	1,600,000	1,649,026
3.20%, 02/25/2022	1,500,000	1,563,407
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,585,325
Pacific Gas & Electric Co.
1.75%, 06/16/2022	900,000	903,335
3.15%, 01/01/2026 (G)	1,200,000	1,261,622
3.75%, 02/15/2024	1,700,000	1,802,571
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	2,114,577

		17,834,545

Entertainment - 0.6%
Activision Blizzard, Inc.
2.30%, 09/15/2021	1,600,000	1,630,946
Walt Disney Co.
3.60%, 01/13/2051	1,500,000	1,761,180

		3,392,126

Equity Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033 (H)	1,300,000	1,305,004
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,926,105
3.38%, 05/15/2024	2,200,000	2,405,096
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,765,259
Boston Properties, LP
3.40%, 06/21/2029	1,600,000	1,791,794
Crown Castle International Corp.
3.70%, 06/15/2026	1,700,000	1,942,319
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,471,038
Federal Realty Investment Trust
3.50%, 06/01/2030	600,000	655,089
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,696,420
Service Properties Trust
4.35%, 10/01/2024	1,600,000	1,432,320
VEREIT Operating Partnership, LP
3.40%, 01/15/2028	1,500,000	1,556,646
Welltower, Inc.
2.75%, 01/15/2031	1,500,000	1,531,109

		19,478,199

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.5%
Campbell Soup Co.
3.30%, 03/15/2021	$ 1,900,000	$ 1,932,689
Danone SA
3.00%, 06/15/2022 (B) (G)	1,100,000	1,148,945

		3,081,634

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,676,672

Health Care Providers & Services - 1.5%
Aetna, Inc.
2.75%, 11/15/2022	2,000,000	2,085,742
Anthem, Inc.
2.38%, 01/15/2025	1,900,000	2,032,259
Cigna Corp.
3-Month LIBOR + 0.89%, 1.17% (A), 07/15/2023	1,100,000	1,109,847
CVS Health Corp.
3.50%, 07/20/2022	1,300,000	1,370,149
3.63%, 04/01/2027	2,300,000	2,632,500

		9,230,497

Hotels, Restaurants & Leisure - 1.5%
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,400,000	1,435,868
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,672,328
Marriott International, Inc.
2.13%, 10/03/2022	1,600,000	1,589,383
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,404,405
5.50%, 03/01/2025 (B)	1,800,000	1,692,000

		8,793,984

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,919,301

Household Products - 0.7%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	3,900,000	4,029,449

Insurance - 0.8%
Allstate Corp.
3-Month LIBOR + 0.63%, 0.94% (A), 03/29/2023	1,300,000	1,309,521
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.00% (A), 02/12/2023 (B)	1,848,712	1,844,090
Jackson National Life Global Funding
2.38%, 09/15/2022 (B)	1,700,000	1,749,319

		4,902,930

IT Services - 0.3%
Amdocs, Ltd.
2.54%, 06/15/2030	1,500,000	1,564,108

Machinery - 0.2%
CNH Industrial Capital LLC
4.38%, 11/06/2020 (G)	1,300,000	1,311,220

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	$ 600,000	$ 639,286
Interpublic Group of Cos., Inc.
3.50%, 10/01/2020	2,200,000	2,210,628

		2,849,914

Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.
2.24%, 05/11/2030	1,800,000	1,943,520
Continental Resources, Inc.
5.00%, 09/15/2022	330,000	330,000
Marathon Oil Corp.
2.80%, 11/01/2022	1,000,000	1,012,568
Shell International Finance BV
2.75%, 04/06/2030	1,600,000	1,781,376

		5,067,464

Pharmaceuticals - 1.6%
Bayer US Finance II LLC
3-Month LIBOR + 0.63%, 0.93% (A), 06/25/2021 (B)	1,900,000	1,904,758
3-Month LIBOR + 1.01%, 1.32% (A), 12/15/2023 (B)	2,200,000	2,208,905
Mylan NV
3.15%, 06/15/2021	1,800,000	1,836,939
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,000,000	1,027,135
Teva Pharmaceutical Finance II BV
4.50%, 03/01/2025	EUR 1,100,000	1,302,152
Teva Pharmaceutical Finance III BV
6.00%, 04/15/2024	$ 1,100,000	1,163,250

		9,443,139

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 1.26% (A), 08/15/2021	2,100,000	2,108,001

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (C)	GBP 755,986	1,324,543

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.
3.46%, 09/15/2026 (B)	$ 1,917,000	2,100,425
4.30%, 11/15/2032 (B)	1,400,000	1,605,801
Micron Technology, Inc.
4.98%, 02/06/2026	1,800,000	2,113,268
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,137,525

		7,957,019

Software - 0.7%
Oracle Corp.
3.85%, 04/01/2060	1,300,000	1,631,602
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,505,760

		4,137,362

Specialty Retail - 0.1%
QVC, Inc.
5.13%, 07/02/2022	800,000	832,000

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	$ 1,437,000	$ 1,476,635
5.45%, 06/15/2023 (B)	2,200,000	2,424,096
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 1.02% (A), 10/05/2021	1,500,000	1,500,198

		5,400,929

Tobacco - 0.7%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,805,672
3.75%, 07/21/2022 (B)	297,000	310,413
Reynolds American, Inc.
4.00%, 06/12/2022	1,800,000	1,907,519

		4,023,604

Wireless Telecommunication Services - 1.2%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,507,245
7.38%, 05/01/2026 (B)	$ 900,000	959,985
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	1,400,000	1,454,390
3.75%, 04/15/2027 (B)	1,600,000	1,812,496
Vodafone Group PLC
3-Month LIBOR + 0.99%, 1.26% (A), 01/16/2024	1,700,000	1,706,662

		7,440,778

Total Corporate Debt Securities (Cost $253,726,914)		262,109,531

FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Israel - 0.4%
Israel Government International Bond
3.88%, 07/03/2050	1,900,000	2,364,550

Japan - 0.8%
Japan Bank for International Cooperation
2.88%, 07/21/2027	1,700,000	1,943,003
Japan Finance Organization for Municipalities
3.38%, 09/27/2023 (B)	2,900,000	3,150,096

		5,093,099

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (C)	1,400,000	1,445,461

Peru - 0.4%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	2,104,657

Qatar - 0.8%
Qatar Government International Bond
3.38%, 03/14/2024 (C)	$ 2,100,000	2,277,269
4.00%, 03/14/2029 (C)	2,100,000	2,487,660

		4,764,929

Total Foreign Government Obligations (Cost $13,902,851)		15,772,696

	Principal	Value
MORTGAGE-BACKED SECURITIES - 8.1%
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.71% (A), 08/25/2035	$ 892,444	$ 597,025
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	104,612	92,816
Series 2006-J8, Class A2,
6.00%, 02/25/2037	137,309	88,606
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.38% (A), 09/20/2046	478,045	413,647
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 0.34% (A), 07/25/2046	269,777	294,161
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 0.34% (A), 11/25/2036	168,008	172,251
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	165,025	132,093
Series 2007-HY4, Class 1A1,
2.94% (A), 06/25/2037	260,683	221,869
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,293,757	710,063
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 1.17% (A), 06/15/2035 (B)	2,200,000	2,067,594
Banc of America Funding Trust
Series 2005-D, Class A1,
3.91% (A), 05/25/2035	86,208	85,870
Series 2006-4, Class A12,
6.00%, 07/25/2036	690,764	641,379
Series 2006-J, Class 4A1,
4.18% (A), 01/20/2047	19,644	18,644
BBCMS Mortgage Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	1,644,731	1,644,332
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.55% (A), 11/25/2036	692,602	520,507
Series 2006-6, Class 32A1,
3.67% (A), 11/25/2036	158,848	104,245
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.13% (A), 08/25/2033	86,741	84,170
Series 2003-8, Class 2A1,
4.10% (A), 01/25/2034	3,267	3,312
Series 2003-8, Class 4A1,
4.01% (A), 01/25/2034	33,218	33,258
Series 2006-4, Class 1A1,
4.12% (A), 10/25/2036	25,121	24,250
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.53% (A), 01/26/2036	80,155	66,121
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,926,147
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 0.42% (A), 08/25/2035 (B)	40,157	39,075
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 12A1,
3.01% (A), 08/25/2034	20,873	21,322

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.29% (A), 09/25/2035	$ 26,005	$ 25,814
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	699,809	694,826
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 0.82% (A), 12/25/2036	1,012,987	833,775
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,475,342
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
0.94% (A), 03/25/2032 (B)	180	164
Series 2003-AR15, Class 2A1,
3.57% (A), 06/25/2033	148,217	143,214
Series 2003-AR28, Class 2A1,
3.71% (A), 12/25/2033	1,061,852	1,016,416
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	190,910	186,383
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	114,290	78,188
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.12% (A), 08/25/2035	10,294	8,511
GS Mortgage Securities Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,396,133
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.99% (A), 09/25/2035	12,634	12,651
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.76% (A), 12/19/2035	128,622	88,244
Series 2006-6, Class 5A1A,
3.45% (A), 08/19/2036	43,347	42,575
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.29% (A), 05/25/2053 (B)	GBP 5,926,127	7,755,113
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	1,702,323
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.25% (A), 08/25/2035	738,428	642,388
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.18%, 0.35% (A), 05/25/2036	841,420	763,537
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 1.17% (A), 06/15/2032 (B)	1,789,077	1,690,361
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 2.41% (A), 06/15/2035 (B)	1,744,354	1,634,056

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.31% (A), 01/01/2061 (C)	GBP 1,321,359	$ 1,617,610
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.57% (A), 03/25/2036	$ 87,949	4,974
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)	1,400,000	1,424,965
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 1.57% (A), 08/25/2036	168,982	165,133
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	79,128	78,894
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.51% (A), 06/25/2035 (B)	272,998	251,878
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	432	454
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.47% (A), 06/12/2044 (C)	1,647,410	1,523,307
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 1.27% (A), 12/20/2034	576,492	557,832
Series 2007-1, Class 1A1,
2.97% (A), 01/20/2047	151,856	114,690
Series 2007-3, Class 2AA1,
3.29% (A), 07/20/2037	850,547	757,913
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.95% (A), 10/20/2027	3,428	3,268
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.61% (A), 09/25/2034	94,470	94,410
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 2.72% (A), 01/25/2035	63,392	57,402
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 0.44% (A), 07/19/2035	10,343	9,555
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 0.44% (A), 07/19/2035	10,082	9,370
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 0.44% (A), 07/19/2035	25,149	24,051
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 0.45% (A), 02/25/2036	199,684	182,252
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.85% (A), 09/19/2032	2,894	2,791

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
3.24% (A), 06/25/2033	$ 76,900	$ 74,639
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.97% (A), 07/20/2045 (B)	GBP 5,187,056	6,760,333
Series 2019-GR4A, Class A1,
3-Month LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	1,906,154	2,498,228
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4,
2.92%, 10/15/2052	$ 1,300,000	1,429,277
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.25% (A), 09/25/2033	154,588	145,556
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR1, Class 2A4,
4.07% (A), 03/25/2036	779,997	727,489

Total Mortgage-Backed Securities (Cost $48,601,413)		48,709,042

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	185,613
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,690,110
7.35%, 07/01/2035	1,015,000	1,183,490

		3,059,213

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	1,200,000	1,219,932

Total Municipal Government Obligations (Cost $4,019,172)		4,279,145

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.9%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.56% (A), 09/01/2035	8,721	9,016
1-Year CMT + 2.23%, 3.76% (A), 03/01/2034	28,271	29,587
1-Year CMT + 2.22%, 3.97% (A), 11/01/2033	17,609	17,704
4.00%, 09/01/2048 - 10/01/2048	655,169	695,174
1-Year CMT + 2.26%, 4.01% (A), 01/01/2036	502,814	506,294
12-Month LIBOR + 1.87%, 4.18% (A), 09/01/2035	48,941	49,123
4.50%, 08/01/2025 - 05/01/2037	21,043	23,278
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 0.57% (A), 06/15/2041	815,203	817,323
6.50%, 04/15/2029	752	828

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.52% (A), 10/25/2044	$ 115,280	$ 116,969
12-MTA + 1.40%, 2.72% (A), 07/25/2044	112,776	117,117
6.50%, 07/25/2043	7,561	9,445
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.53% (A), 09/25/2042	107,661	107,575
12-Month LIBOR + 1.34%, 2.62% (A), 07/01/2035	27,152	28,085
12-MTA + 1.20%, 2.70% (A), 03/01/2044 - 10/01/2044	346,671	347,407
3.50%, 02/01/2027 - 05/01/2035	4,551,523	4,773,335
12-Month LIBOR + 1.71%, 3.71% (A), 03/01/2034	32,121	33,688
1-Year CMT + 2.22%, 3.99% (A), 01/01/2028	7,376	7,377
4.00%, 09/01/2048 - 12/01/2048	3,466,079	3,675,013
1-Year CMT + 2.27%, 4.02% (A), 11/01/2033	10,695	10,759
1-Year CMT + 2.04%, 4.12% (A), 09/01/2035	66,400	67,161
1-Year CMT + 2.19%, 4.19% (A), 01/01/2026	1,258	1,265
4.50%, 12/01/2024	68,757	72,340
5.00%, 08/01/2026 - 10/01/2029	919,526	972,018
6.00%, 07/01/2035 - 06/01/2040	749,500	876,750
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 0.62% (A), 09/25/2046	387,524	387,377
6.30%, 10/17/2038	43,600	43,825
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 6.93% (A), 07/25/2034	262,844	54,857
Government National Mortgage Association
1-Month LIBOR + 0.60%, 0.78% (A), 08/20/2065 - 10/20/2065	2,903,135	2,906,356
1-Month LIBOR + 0.95%, 1.13% (A), 12/20/2066	1,155,535	1,171,291
1-Month LIBOR + 1.00%, 1.18% (A), 12/20/2065	4,354,897	4,423,347
3.00%, 11/15/2049	916,542	966,589
1-Year CMT + 1.50%, 3.88% (A), 05/20/2024	7,044	7,186
4.00%, 06/20/2047	1,439,143	1,548,686
4.00%, TBA (H)	1,000,000	1,059,063
4.50%, TBA (H)	18,000,000	19,222,734
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 6.38% (A), 10/16/2033	132,444	22,390
(1.00) * 1-Month LIBOR + 6.60%, 6.41% (A), 09/20/2034	296,192	57,754
(1.00) * 1-Month LIBOR + 6.60%, 6.42% (A), 08/16/2033	537,162	43,169
Uniform Mortgage-Backed Security
2.00%, TBA (H)	47,000,000	48,519,784
2.50%, TBA (H)	50,400,000	52,777,850
3.00%, TBA (H)	43,900,000	46,266,765
3.50%, TBA (H)	33,900,000	35,733,821
5.00%, TBA (H)	200,000	210,395

Total U.S. Government Agency Obligations (Cost $227,707,672)		228,787,870

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 28.0%
U.S. Treasury - 28.0%
U.S. Treasury Bond
2.88%, 08/15/2045 (G) (I)	$ 7,800,000	$ 10,712,813
2.88%, 05/15/2049 (I)	8,400,000	11,882,391
3.00%, 02/15/2048 (I)	7,800,000	11,155,828
3.13%, 08/15/2044 (I)	10,800,000	15,329,250
4.25%, 05/15/2039 (I)	900,000	1,426,078
4.38%, 11/15/2039 - 05/15/2040 (I)	6,300,000	10,180,953
4.63%, 02/15/2040 (I)	700,000	1,165,035
U.S. Treasury Note
1.75%, 06/30/2024 (I) (J)	4,300,000	4,565,391
1.88%, 07/31/2022 (K) (L)	900,000	931,430
1.88%, 08/31/2022 (I) (J) (K) (L)	4,000,000	4,145,781
2.00%, 12/31/2021 (I)	60,100,000	61,684,668
2.00%, 10/31/2022 (K)	400,000	416,859
2.13%, 09/30/2024 (I)	11,100,000	11,997,105
2.25%, 08/15/2027 (G) (I) (L)	5,900,000	6,661,930
2.38%, 05/15/2029 (I)	4,600,000	5,346,961
2.63%, 02/15/2029 (I)	9,500,000	11,207,031

Total U.S. Government Obligations (Cost $150,528,858)		168,809,504

	Shares	Value
COMMON STOCK - 0.0% (M)
Household Durables - 0.0% (M)
Urbi Desarrollos Urbanos SAB de CV (N)	381	291

Total Common Stock (Cost $417,098)		291

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (M)
U.S. Treasury Bill
0.12% (O), 08/06/2020	$ 172,000	171,997

Total Short-Term U.S. Government Obligation (Cost $171,997)		171,997

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (O)	2,437,075	2,437,075

Total Other Investment Company (Cost $2,437,075)		2,437,075

	Principal	Value
REPURCHASE AGREEMENTS - 2.5%

Fixed Income Clearing Corp., 0.00% (O), dated 07/31/2020, to be repurchased at $745,355 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.25%, due 06/15/2023, and with a value of $760,294.

	$ 745,355	$ 745,355
JPMorgan Securities LLC, 0.12% (O), dated 07/31/2020, to be repurchased at $14,600,146 on 08/03/2020. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2045, and with a value of $14,898,957.	14,600,000	14,600,000

Total Repurchase Agreements (Cost $15,345,355)		15,345,355

Total Investments (Cost $773,650,691)		808,808,823
Net Other Assets (Liabilities) - (34.0)%		(205,253,507)

Net Assets - 100.0%		$ 603,555,316

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - EUR vs. USD	BOA	EUR	1.15	09/28/2020	EUR	1,900,000	$(10,045)	$(10,150)
Put - EUR vs. USD	BOA	EUR	1.16	08/27/2020	EUR	1,900,000	(7,221)	(6,649)

Total							$(17,266)	$(16,799)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.01%	08/06/2020	USD	8,600,000	$(64,500)	$(0	) (P)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	08/06/2020	USD	3,100,000	(12,109)	(0	) (P)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.02	08/06/2020	USD	100,000	(391)	(0	) (Q)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.03	08/06/2020	USD	2,500,000	(13,281)	(0	) (P)

Total								$(90,281)	$(0)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(107,547)	$(16,799)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2020 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 2.45%, 06/30/2020	1.00%	Quarterly	12/20/2020	0.32%	USD	900,000	$3,465	$2,603	$862
Boeing Co., 8.75%, 08/15/2021	1.00	Quarterly	12/20/2020	2.60	USD	1,500,000	(7,818)	3,966	(11,784)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	1.47	USD	600,000	(7,823)	(19,999)	12,176
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	1.56	USD	200,000	(3,902)	(461)	(3,441)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	1.70	USD	700,000	(19,244)	(8,438)	(10,806)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.43	USD	1,000,000	6,228	3,059	3,169
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.47	USD	1,400,000	11,958	5,532	6,426
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	4.28	EUR	1,300,000	(192,353)	(6,153)	(186,200)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.25	EUR	700,000	12,927	(10,993)	23,920

Total							$(196,562)	$(30,884)	$(165,678)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$612,756	$(159)	$612,915
6-Month GBP-LIBOR	Pay	0.50	Semi-Annually	09/16/2050	GBP	1,500,000	(49,562)	(31,221)	(18,341)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/19/2026	JPY	207,000,000	496	28	468
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/24/2026	JPY	252,000,000	(6,138)	310	(6,448)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	78,000,000	(11,600)	—	(11,600)

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Receive	0.04%	Semi-Annually	03/10/2038	JPY	78,000,000	$(11,059)	$—	$(11,059)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	560,000,000	1,338	(3,443)	4,781
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	86	28	58
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	207,000,000	(525)	—	(525)
6-Month JPY-LIBOR	Receive	0.07	Semi-Annually	09/18/2026	JPY	350,000,000	(285)	(2,123)	1,838
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/20/2026	JPY	104,000,000	(1,592)	—	(1,592)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	210,000,000	(3,600)	—	(3,600)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	420,000,000	(7,886)	—	(7,886)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	90,000,000	(6,315)	(106)	(6,209)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	650,000,000	(23,421)	47,980	(71,401)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	410,000,000	(14,395)	6,177	(20,572)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	1,120,000,000	(226,742)	(43,509)	(183,233)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,260,000,000	(455,389)	(69,516)	(385,873)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(205,305)	(24,028)	(181,277)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(76,765)	16,247	(93,012)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	232,515	34,014	198,501
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(177,413)	(26,071)	(151,342)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(260,031)	15,119	(275,150)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	522,000,000	(556,758)	13,347	(570,105)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	767,200,000	(824,681)	37,889	(862,570)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	60,000,000	(68,348)	187	(68,535)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(105,033)	239	(105,272)
12-Month GBP-SONIA	Pay	0.50	Annually	12/16/2050	GBP	6,100,000	(829,030)	(767,317)	(61,713)

Total							$(3,074,682)	$(795,928)	$(2,278,754)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2020 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	2.86%	USD	1,900,000	$(127,735)	$(58,818)	$(68,917)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	12/20/2024	0.96	USD	1,500,000	4,372	8,090	(3,718)

Total								$(123,363)	$(50,728)	$(72,635)

Value
OTC Swap Agreements, at value (Assets)	$4,372
OTC Swap Agreements, at value (Liabilities)	$(127,735)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	648	09/30/2020	$81,272,454	$81,729,000	$456,546	$—
10-Year U.S. Treasury Note	201	09/21/2020	27,944,283	28,155,703	211,420	—
German Euro BUXL	2	09/08/2020	509,253	529,701	20,448	—

Total					$688,414	$—

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bond	(24)	09/21/2020	$(4,288,466)	$(4,374,750)	$—	$(86,284)
German Euro Bund	(2)	09/08/2020	(412,317)	(418,220)	—	(5,903)
U.K. Gilt	(5)	09/28/2020	(902,878)	(906,810)	—	(3,932)
U.S. Treasury Ultra Bond	(35)	09/21/2020	(7,813,816)	(7,969,062)	—	(155,246)

Total					$—	$(251,365)

Total Futures Contracts					$688,414	$(251,365)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	08/17/2020	USD	267,652	JPY	28,600,000	$—	$(2,579)
GSB	08/17/2020	USD	28,281,220	GBP	23,018,000	—	(1,852,192)
HSBC	08/04/2020	USD	1,504,067	AUD	2,181,000	—	(54,174)
HSBC	08/04/2020	USD	227,548	CAD	309,000	—	(3,146)
HSBC	08/04/2020	GBP	5,743,000	USD	7,042,802	474,949	—
HSBC	09/02/2020	EUR	1,993,000	USD	2,365,159	—	(15,864)
JPM	09/02/2020	GBP	5,743,000	USD	7,539,456	—	(20,522)
SCB	08/04/2020	USD	12,385,891	EUR	11,020,000	—	(596,196)
SCB	09/02/2020	USD	13,039,110	EUR	11,020,000	49,029	—

Total						$523,978	$(2,544,673)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$62,386,317	$—	$62,386,317
Corporate Debt Securities	—	262,109,531	—	262,109,531
Foreign Government Obligations	—	15,772,696	—	15,772,696
Mortgage-Backed Securities	—	48,709,042	—	48,709,042
Municipal Government Obligations	—	4,279,145	—	4,279,145
U.S. Government Agency Obligations	—	228,787,870	—	228,787,870
U.S. Government Obligations	—	168,809,504	—	168,809,504
Common Stock	291	—	—	291
Short-Term U.S. Government Obligation	—	171,997	—	171,997
Other Investment Company	2,437,075	—	—	2,437,075
Repurchase Agreements	—	15,345,355	—	15,345,355

Total Investments	$2,437,366	$806,371,457	$—	$808,808,823

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$34,578	$—	$34,578
Centrally Cleared Interest Rate Swap Agreements	—	847,191	—	847,191
Over-the-Counter Credit Default Swap Agreements	—	4,372	—	4,372
Futures Contracts (W)	688,414	—	—	688,414
Forward Foreign Currency Contracts (W)	—	523,978	—	523,978

Total Other Financial Instruments	$688,414	$1,410,119	$—	$2,098,533

LIABILITIES
Other Financial Instruments
Over-the-Counter Foreign Exchange Options Written	$—	$(16,799)	$—	$(16,799)
Over-the-Counter Interest Rate Swaptions Written	—	(0)	—	(0)
Centrally Cleared Credit Default Swap Agreements	—	(231,140)	—	(231,140)
Centrally Cleared Interest Rate Swap Agreements	—	(3,921,873)	—	(3,921,873)
Over-the-Counter Credit Default Swap Agreements	—	(127,735)	—	(127,735)
Futures Contracts (W)	(251,365)	—	—	(251,365)
Forward Foreign Currency Contracts (W)	—	(2,544,673)	—	(2,544,673)

Total Other Financial Instruments	$(251,365)	$(6,842,220)	$—	$(7,093,585)

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $146,514,884, representing 24.3% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $16,789,306, representing 2.8% of the Fund’s net assets.
(D)	Restricted security. At July 31, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 06/03/2030, 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,913,713	0.3%

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,102,780, collateralized by cash collateral of $2,437,075 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,893,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended July 31, 2020 was $669,267 at a weighted average interest rate of 1.00%.
(J)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $682,030.
(K)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,389,788.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $3,264,085.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Non-income producing security.
(O)	Rates disclosed reflect the yields at July 31, 2020.
(P)	Rounds to less than $1 or $(1).
(Q)	Security deemed worthless.
(R)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PEN	Peruvian Sol
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OTC	Over-the-Counter
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 16